Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Royalties	Fees	Total Payments
Total	$ 79,140,707	$ 1,586,580	$ 80,727,287
Alabama
Total	359,484		359,484
Federal
Total	$ 78,781,223	$ 1,586,580	$ 80,367,803